12. FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements Details Narrative
Carrying amount at fair value	$ 3,636,865		$ 20,405,190
warrant liability	$ (6,823,325)	$ 0	$ (2,195,542)	$ 0